Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total		$ 983,100,000	$ 3,418,050,000	$ 67,930,000	$ 9,040,000	$ 12,450,000	$ 4,490,570,000
Christina Lake [Member]
Total		18,270,000	1,564,360,000	12,050,000	5,190,000	10,000,000	1,609,870,000
Foster Creek [Member]
Total		18,610,000	1,291,480,000	4,690,000	630,000	2,400,000	1,317,810,000
Corporate [Member]
Total		585,410,000		360,000			585,770,000
Lloydminster Thermal Projects [Member]
Total		66,340,000	282,670,000	860,000	200,000		350,070,000
Liwan Gas Project [Member]
Total	[1]	226,960,000	97,190,000	260,000			324,410,000
Sunrise [Member]
Total		10,010,000	76,080,000	2,670,000	1,370,000		90,130,000
Conventional Heavy Oil [Member]
Total		26,540,000	40,850,000	5,420,000	1,110,000	$ 50,000	73,970,000
Northern Corridor [Member]
Total		12,930,000	22,530,000	10,260,000			45,720,000
Edson [Member]
Total		8,000,000	12,960,000	5,280,000			26,240,000
Rainbow Lake Development [Member]
Total		4,420,000	15,810,000	460,000			20,690,000
White Rose Oil Field [Member]
Total			410,000	19,650,000			20,060,000
Clearwater [Member]
Total		$ 5,610,000	7,500,000	5,820,000	190,000		19,120,000
Tucker Thermal Project [Member]
Total			3,320,000	10,000			3,330,000
Terra Nova Oil Field [Member]
Total			$ 2,890,000				2,890,000
Block 29/34 [Member]
Total	[1]			40,000	$ 350,000		390,000
Block 15/33 [Member]
Total	[1]			$ 100,000			$ 100,000

[1]
(3) Includes payments made in foreign currencies. Where payments have been made in a local currency they have been converted to Canadian dollars using the prevailing exchange rate at the time of payment. The average exchange rates for the period were:
   - $1 CAD: $0.702 USD
   - $1 CAD: 5.255 RMB